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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22033
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                              MFS SERIES TRUST XIV
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: August 31
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             Date of reporting period: July 1, 2007 - June 30, 2008*
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*The reporting period for the MFS Institutional Municipal Money Market Portfolio
is July 1, 2007 -- August 1, 2007 as this fund was terminated on August 1, 2007.


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ITEM 1. PROXY VOTING RECORD.


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22033
Reporting Period: 07/01/2007 - 06/30/2008
MFS Series Trust XIV


=================== MFS INSTITUTIONAL MONEY MARKET PORTFOLIO ================= NO VOTING RECORDS FOR THIS REPORTING PERIOD

=================== MFS INSTITUTIONAL MUNICIPAL MONEY MARKET PORTFOLIO======== NO VOTING RECORDS FOR THIS REPORTING PERIOD

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)  Robert J. Manning
                          ----------------------------------------------
                          Robert J. Manning, Principal Executive Officer

Date: August 26, 2008